Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2024	2025
Investments	404,846	293,480
Property, plant and equipment	312,417	1,815,402

Total	717,263	2,108,882

Summary of Purchase expenditures not recognized in the consolidated financial statements
Purchase expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2024	2025
Purchase commitments on purchase of raw materials	3,516,597	4,858,559